UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment ; Amendment Number:  _______
      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shenkman Capital Management, Inc.
            ---------------------------------
Address:    461 Fifth Avenue, 22nd Floor
            ---------------------------------
            New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark R. Shenkman
            ----------------
Title:      President
            ----------------
Phone:      212-867-9090
            ----------------

Signature, Place, and Date of Signing:

   /s/ Mark R. Shenkman          New York, New York        August 6, 2004
   --------------------          ------------------        --------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ------------

Form 13F Information Table Entry Total:        27
                                               ------------

Form 13F Information Table Value Total:        226,599
                                               ------------
                                               (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

SHENKMAN CAPITAL MANAGEMENT, INC.

                                                       13F SECURITIES HOLDINGS
                                                            As of 6/30/04

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   SHRS OR
                                                       Value      SH/PUT/PRN     Investment   Other
   Name of Issuer       Title of Class    Cusip       (x$1000)    AMT PRN CALL   Discretion  Managers       Voting Authority
   --------------       --------------    -----       --------    ------------   ----------  --------  ---------------------------
                                                                                                       Sole         Shares    None
                                                                                                       ----         ------    ----

Allied Waste Inds
  Inc                   SDCV 4.250% 4/1   019589AD2    3,461      PRN 3,500,000  Sole                   3,500,000

Amkor Technology
  Inc                   NOTE 5.750% 6/0   031652AN0   18,719      PRN 19,150,000 Sole                  19,150,000

AT&T Wireless Svcs
  Inc                   COM               00209A106    1,905      SH 133,000     Sole                     133,000

Avnet Inc               DBCV 2.000% 3/1   053807AL7    3,489      PRN 3,500,000  Sole                   3,500,000

Best Buy Inc            SDCV 2.250% 1/1   086516AF8   14,015      PRN 13,525,000 Sole                  13,525,000

Chesapeake Energy
  Corp                  PFD CONV 5%       165167800      571      PRN 5,135      Sole                       5,135

Consol Energy Inc       COM               20854P109      785      SH 21,800      Sole                      21,800

Constellation
  Brands Inc            CL A              21036P108    1,857      SH 50,000      Sole                      50,000

Echostar
  Communications
  New                   NOTE 5.750% 5/1   278762AG4   47,256      PRN 46,300,000 Sole                  46,300,000

Echostar
  Communications
  New                   CL A              278762109    1,753      SH 57,000      Sole                      57,000

Emmis
  Communications
  Corp                  PFD CV SER A      291525202    6,885      PRN 155,600    Sole                     155,600

Felcor Lodging
  TR Inc                PFD CV A $1.95    31430F200      209      PRN 8,800      Sole                       8,800

Finlay
  Enterprises
  Inc                   COM NEW           317884203      113      SH 6,000       Sole                       6,000

Grey Wolf Inc           NOTE 3.750% 5/0   397888AD0   16,631      PRN 17,700,000 Sole                  17,700,000

Grey Wolf Inc           COM               397888108    2,233      SH 526,600     Sole                     526,600

Hilton Hotels
 Corp                   NOTE 3.375% 4/1   432848AZ2    7,170      PRN 6,650,000  Sole                   6,650,000

Mediacom
  Communications
  Corp                  NOTE 5.250% 7/0   58446KAA3   20,029      PRN 21,000,000 Sole                  21,000,000

Nextel
  Communications
  Inc                   NOTE 5.250% 1/1   65332VAY9   10,559      PRN 10,900,000 Sole                  10,900,000

Nextel
Communications
Inc                     CL A              65332V103    2,000      SH 75,000      Sole                      75,000

Pride Intl Inc
  Del                   NOTE 3.250% 5/0   74153QAD4    9,874      PRN 9,750,000  Sole                   9,750,000

Province
  Healthcare Co         NOTE 4.250%10/1   743977AE0   11,773      PRN 11,700,000 Sole                  11,700,000

Roper Inds Inc
  New                   NOTE 1.481% 1/1   776696AA4    5,063      PRN 11,250,000 Sole                  11,250,000

Sinclair
  Broadcast
  Group Inc             NOTE 4.875% 7/1   829226AU3    4,747      PRN 5,150,000  Sole                   5,150,000

Sinclair
  Broadcast
  Group Inc             PFD CV EXCH D     829226505    7,470      PRN 172,725    Sole                     172,725

Smurfit-Stone
  Container Corp        PFD CV EX A 7%    832727200    8,692      PRN 354,636    Sole                     354,636

Starwood Hotels
  & Resorts Wrld        NOTE 3.500% 5/1   85590AAJ3   18,319      PRN 17,000,000 Sole                  17,000,000

Supervalu Inc           NOTE 11/0         868536AP8    1,021      PRN 3,000,000  Sole                   3,000,000

                                          Total
                                         (x$1,000)   226,599